Baillie Gifford The Long Term Global Growth Equity Fund
Baillie Gifford The Long Term Global Growth Equity Fund

BAILLIE GIFFORD FUNDS

The Long Term Global Growth Equity Fund

Supplement dated October 20, 2015 to the prospectus dated May 1, 2015 (the “Prospectus”)

Effective immediately, the Prospectus is revised as follows:

18. The section titled “Shareholder Fees” under “Fees and Expenses” for The Long Term Global Growth Equity Fund on page 34 of the Prospectus is restated in its entirety as follows:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Baillie Gifford The Long Term Global Growth Equity Fund	Class 1	Class 2	Class 3	Class 4	Class 5
Purchase Fees (as a percentage of amount purchased)	0.15%	0.15%	0.15%	0.15%	0.15%
Redemption Fees (as a percentage of amount redeemed)	0.10%	0.10%	0.10%	0.10%	0.10%

19. The expense tables under the section titled “Example of Expenses” for The Long Term Global Growth Equity Fund on page 35 of the Prospectus are restated in their entirety as follows:
Assuming you redeemed all of your shares at the end of each period, your expenses would be:
Expense Example - Baillie Gifford The Long Term Global Growth Equity Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	112	321	547	1,196
Class 2	104	296	503	1,103
Class 3	97	274	465	1,020
Class 4	94	264	449	984
Class 5	89	248	422	925

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:
Expense Example No Redemption - Baillie Gifford The Long Term Global Growth Equity Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	102	309	534	1,181
Class 2	94	284	491	1,088
Class 3	86	262	453	1,005
Class 4	83	253	437	969
Class 5	78	237	410	910